Income Taxes	6 Months Ended
Jun. 30, 2023
Income Taxes
Income Taxes

10.Income Taxes

The Company is incorporated in the Cayman Islands and conducts its primary business operations through subsidiaries and VIEs in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income nor capital gains. Additionally, upon payments of dividends by the Company to its shareholders, neither Cayman Islands nor BVI will impose withholding taxes. Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong corporate income tax rate at 16.5% exempting foreign-derived income, and there are no withholding taxes in Hong Kong on remittance of dividends.

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the“EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates. In 2020, Nantong Runda qualified for the requirements of small and micro-sized enterprise, and its first one million RMB of annual taxable income was eligible for 75% reduction and the taxable income between one million RMB and three million RMB was eligible for 50% reduction and the applicable CIT rate was 20%. In 2021, Nantong Runda did not qualify for the requirements of small and micro-sized enterprise, and the applicable CIT rate is 25%. In 2022, Nantong Runda qualified for the requirements of small and micro-sized enterprise, and its first one million RMB of annual taxable income was eligible for 12.5% reduction and the taxable income between one million RMB and three million RMB was eligible for 50% reduction and the applicable CIT rate was 20%. Hainan Quhuo, Hainan Xinying, Haikou Chengtu, Haikou Chengjing are enterprises registered in the Hainan free trade port and engaged in substantial business in encouraged industries and are therefore entitled to preferential tax rate of 15%. Beijing Quhuo, a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) and was eligible for a preferential tax rate of 15% from 2020 to 2023.

The Company recorded a tax expense of RMB6,683 and tax benefit of RMB2,395 for the six months ended June 30, 2022 and 2023, respectively. The income tax is primarily driven by nondeductible share-based compensation expenses and unbenefited losses from continuing operations. Furthermore, the Company’s effective tax rates from continuing operations were 34% and (30%) for the six months ended June 30, 2022 and 2023, respectively. Changes in various permanent differences relative to our pre-tax income/loss from continuing operations had a favorable impact on the effective tax rate for the first six months ended June 30, 2023 compared to the same period prior year.